UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional

Money Market Portfolio

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 2.4%
Major Banks - 1.6%
Bank of Montreal/Chicago Branch, 0.16%, due 1/17/12	$44,000,000	$44,000,000

Other Banks & Diversified Financials - 0.8%
Bank of Nova Scotia/Houston Branch, 0.29%, due 1/24/12	$20,725,000	$20,725,000
Total Certificates of Deposit, at Cost and Value		$64,725,000

Commercial Paper (y) - 54.8%
Automotive - 2.8%
Toyota Motor Credit Corp., 0.35%, due 3/14/12	$41,250,000	$41,208,292
Toyota Motor Credit Corp., 0.36%, due 3/14/12	33,057,000	33,022,621

		$74,230,913
Conglomerates - 1.9%
Siemens Captal Corp., 0.12%, due 12/01/11 (t)	$48,522,000	$48,522,000
Siemens Captal Corp., 0.15%, due 12/16/11 (t)	2,629,000	2,628,836

		$51,150,836
Consumer Products - 1.0%
Proctor & Gamble Co., 0.08%, due 1/24/12 (t)	$15,075,000	$15,073,191
Proctor & Gamble Co., 0.08%, due 1/26/12 (t)	11,651,000	11,649,550

		$26,722,741
Electrical Equipment - 0.5%
General Electric Co., 0.04%, due 12/01/11	$12,894,000	$12,894,000

Electronics - 2.9%
Emerson Electric Co., 0.07%, due 12/12/11 (t)	$41,725,000	$41,724,107
Emerson Electric Co., 0.09%, due 12/05/11 (t)	35,000,000	34,999,650

		$76,723,757
Financial Institutions - 2.0%
General Electric Capital Corp., 0.1%, due 12/21/11	$54,033,000	$54,029,998

Food & Beverages - 6.2%
Coca-Cola Co., 0.12%, due 12/20/11 (t)	$20,000,000	$19,998,733
Coca-Cola Co., 0.12%, due 1/10/12 (t)	11,395,000	11,393,481
Coca-Cola Co., 0.2%, due 4/11/12 (t)	38,620,000	38,591,679
Nestle Capital Corp., 0.05%, due 1/17/12 (t)	50,000,000	49,996,736
Pepsico, Inc., 0.06%, due 1/09/12 (t)	9,809,000	9,808,362
Pepsico, Inc., 0.06%, due 1/23/12 (t)	14,750,000	14,748,697
Pepsico, Inc., 0.07%, due 1/09/12 (t)	8,990,000	8,989,318
Pepsico, Inc., 0.08%, due 12/06/11 (t)	12,986,000	12,985,856

		$166,512,862
Machinery & Tools - 1.3%
Deere and Co., 0.06%, due 12/01/11 (t)	$35,000,000	$35,000,000

Major Banks - 12.1%
Barclays U.S. Funding Corp., 0.12%, due 12/01/11	$52,817,000	$52,817,000
HSBC USA, Inc., 0.26%, due 2/24/12	61,980,000	61,941,951
JPMorgan Chase & Co., 0.01%, due 12/01/11	80,309,000	80,309,000
Royal Bank of Canada, 0.1%, due 3/13/12	41,390,000	41,378,158

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Major Banks - continued
Royal Bank of Canada, 0.13%, due 1/20/12	$9,100,000	$9,098,357
Toronto Dominion Holdings (USA), Inc., 0.12%, due 12/09/11 (t)	57,330,000	57,328,471
Toronto Dominion Holdings (USA), Inc., 0.2%, due 12/23/11 (t)	21,218,000	21,215,407

		$324,088,344
Medical Equipment - 2.5%
Merck & Co., Inc., 0.06%, due 12/12/11 (t)	$50,000,000	$49,999,083
Merck & Co., Inc., 0.06%, due 12/14/11 (t)	17,000,000	16,999,632

		$66,998,715
Other Banks & Diversified Financials - 7.8%
Bank of Nova Scotia, 0.265%, due 1/10/12	$35,078,000	$35,067,671
Bank of Nova Scotia, 0.275%, due 12/19/11	21,000,000	20,997,112
Citigroup Funding, Inc., 0.33%, due 12/01/11	75,028,000	75,028,000
UBS Finance (Delaware) LLC, 0.05%, due 12/07/11	76,952,000	76,951,359

		$208,044,142
Personal Computers & Peripherals - 2.9%
Hewlett Packard Co., 0.17%, due 12/12/11 (t)	$44,637,000	$44,634,681
Hewlett Packard Co., 0.18%, due 12/12/11 (t)	34,000,000	33,998,130

		$78,632,811
Pharmaceuticals - 6.5%
Abbott Laboratories, 0.05%, due 12/19/11 (t)	$40,600,000	$40,598,985
Johnson & Johnson, 0.06%, due 1/25/12 (t)	50,000,000	49,995,417
Novartis Finance Corp., 0.06%, due 12/06/11 (t)	25,000,000	24,999,792
Sanofi, 0.1%, due 1/13/12 (t)	45,000,000	44,994,625
Sanofi, 0.15%, due 2/14/12 (t)	14,950,000	14,945,328

		$175,534,147
Retailers - 2.6%
Wal-Mart Stores, Inc., 0.06%, due 12/05/11 (t)	$23,267,000	$23,266,845
Wal-Mart Stores, Inc., 0.06%, due 12/06/11 (t)	40,000,000	39,999,667
Wal-Mart Stores, Inc., 0.07%, due 12/19/11 (t)	6,257,000	6,256,781

		$69,523,293
Tobacco - 1.8%
Philip Morris International, Inc., 0.07%, due 12/06/11 (t)	$25,000,000	$24,999,757
Philip Morris International, Inc., 0.11%, due 12/02/11 (t)	17,633,000	17,632,946
Philip Morris International, Inc., 0.11%, due 12/05/11 (t)	4,517,000	4,516,945

		$47,149,648
Total Commercial Paper, at Amortized Cost and Value		$1,467,236,207

U.S. Government Agencies and Equivalents (y) - 23.3%
Fannie Mae, 0.02%, due 12/21/11	$8,366,000	$8,365,907
Fannie Mae, 0.04%, due 12/02/11	74,000,000	73,999,918
Fannie Mae, 0.06%, due 2/15/12	61,570,000	61,562,201
Fannie Mae, 0.12%, due 12/14/11	29,885,000	29,883,705
Fannie Mae, 0.12%, due 7/02/12	3,330,000	3,327,625
Federal Home Loan Bank, 0.005%, due 12/09/11	26,000,000	25,999,971
Federal Home Loan Bank, 0.01%, due 12/23/11	1,000,000	999,994
Federal Home Loan Bank, 0.02%, due 12/21/11	30,315,000	30,314,663
Federal Home Loan Bank, 0.02%, due 12/23/11	100,000,000	99,998,778
Federal Home Loan Bank, 0.024%, due 12/02/11	33,676,000	33,675,977
Federal Home Loan Bank, 0.025%, due 12/21/11	37,470,000	37,469,479
Federal Home Loan Bank, 0.025%, due 12/23/11	76,530,000	76,528,831
Federal Home Loan Mortgage Corp., 0.015%, due 12/05/11	21,155,000	21,154,965

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - continued
Federal Home Loan Mortgage Corp., 0.02%, due 12/27/11	$83,850,000	$83,848,789
Federal Home Loan Mortgage Corp., 0.025%, due 12/27/11	36,590,000	36,589,339
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$623,720,142

Floating Rate Demand Notes - 2.0%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.07%, due 7/01/17	$11,500,000	$11,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.07%, due 7/01/17	1,000,000	1,000,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.07%, due 7/01/17	17,900,000	17,900,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.06%, due 11/01/14	23,500,000	23,500,000
Total Floating Rate Demand Notes, at Cost and Value		$53,900,000

Repurchase Agreements - 17.5%
Goldman Sachs Group, Inc., 0.10%, dated 11/30/11, due 12/01/11, total to be received $199,926,548 (secured by U.S. Treasury and Federal Agency obligations valued at $203,925,646 in an individually traded account)	$199,926,000	$199,926,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.090%, dated 11/30/11, due 12/01/11, total to be received $267,697,660 (secured by U.S. Treasury and Federal Agency obligations valued at $273,055,791 in an individually traded account)	267,697,000	267,697,000
Total Repurchase Agreements, at Cost and Value		$467,623,000
Total Investments, at Amortized Cost and Value		$2,677,204,349

Other Assets, Less Liabilities - (0.0)%		(225,218)
Net Assets - 100.0%		$2,676,979,131

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$2,677,204,349	$—	$2,677,204,349

For further information regarding security characteristics, see the Portfolio of Investments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 13, 2012

*	Print name and title of each signing officer under his or her signature.